UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders.

(a)

Arin Tactical Tail Risk ETF Ticker: ATTR Listed on: Cboe BZX Exchange, Inc.	March 31, 2026 Semi-Annual Shareholder Report https://arinetfs.com/

This semi-annual shareholder report contains important information about the Arin Tactical Tail Risk ETF (the “Fund”) for the period of October 27, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://arinetfs.com/. You can also request this information by contacting us at (215) 330-4476

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.22%

KEY FUND STATISTICS (as of Period End)
Net Assets	$89,902,731	Advisory Fees Paid	$220,648
# of Portfolio Holdings	10	Fee Waived and/or Expenses Reimbursed	$(144,244)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$76,404
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Purchased Options	64.8%
Tail Risk Hedge ETFs	60.3%
Written Options	(26.5)%
Cash and Cash Equivalents	1.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://arinetfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

ARIN TACTICAL TAIL RISK ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

PURCHASED OPTIONS - 64.8% (a)	Notional Amount	Contracts		Value
Call Options - 2.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10.01 (b)(c)(d)(h)	$2,081,088	32		$2,043,040

Put Options - 62.5% (b)(c)(d)
S&P 500 Index
Expiration: 04/17/2026; Exercise Price: $2,500.00	305,534,736	468		3,510
Expiration: 04/17/2026; Exercise Price: $6,600.00	9,792,780	15		225,900
Expiration: 05/15/2026; Exercise Price: $2,500.00	131,876,104	202		10,100
Expiration: 05/15/2026; Exercise Price: $6,600.00	29,378,340	45		949,050
Expiration: 06/18/2026; Exercise Price: $2,500.00	275,503,544	422		84,400
Expiration: 06/18/2026; Exercise Price: $12,000.00	30,684,044	47		25,288,350
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10,010.01 (h)	2,081,088	32		29,672,800
Total Put Options				56,234,110
TOTAL PURCHASED OPTIONS (Cost $58,724,948)				58,277,150

EXCHANGE TRADED FUNDS - 60.3%		Shares
Alpha Architect Tail Risk ETF (a)(e)(f)		597,146		54,196,970
TOTAL EXCHANGE TRADED FUNDS (Cost $46,318,880)				54,196,970

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 3.58% (g)		1,273,408		1,273,408
TOTAL MONEY MARKET FUNDS (Cost $1,273,408)				1,273,408

TOTAL INVESTMENTS - 126.5% (Cost $106,317,236)				$113,747,528
Liabilities in Excess of Other Assets - (26.5)%			(0.26523)	(23,844,797)
TOTAL NET ASSETS - 100.0%				$89,902,731

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)	Affiliated security as defined by the Investment Company Act of 1940.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(h)	FLexible EXchange® Options.

ARIN TACTICAL TAIL RISK ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (26.5)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10,010.01 (b)(c)(d)	$(2,081,088)	(32)	$(320)

Put Options - (26.5)% (b)(c)
S&P 500 Index
Expiration: 04/17/2026; Exercise Price: $6,500.00	(9,792,780)	(15)	(162,300)
Expiration: 04/17/2026; Exercise Price: $6,700.00	(9,792,780)	(15)	(308,475)
Expiration: 05/15/2026; Exercise Price: $6,500.00	(29,378,340)	(45)	(772,200)
Expiration: 05/15/2026; Exercise Price: $6,700.00	(29,378,340)	(45)	(1,153,125)
Expiration: 05/29/2026; Exercise Price: $7,000.00	(11,098,484)	(17)	(804,525)
Expiration: 06/18/2026; Exercise Price: $11,000.00	(30,684,044)	(47)	(20,629,945)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10.01 (d)	(2,081,088)	(32)	(320)
Total Put Options			(23,830,890)
TOTAL WRITTEN OPTIONS (Premiums received $25,073,583)			$(23,831,210)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	FLexible EXchange® Options.

(b) Not applicable

ARIN TACTICAL TAIL RISK ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$59,550,558
Investments in affiliated securities, at value (See Note 2 and 6)	54,196,970
Deposit at broker for other investments	38,949
Receivable for investments sold	14,696
Dividends receivable	2,112
Receivable for transaction fee	100
Interest receivable	35
Total assets	113,803,420

LIABILITIES:
Written options, at value (See Note 2)	23,831,210
Payable for investments purchased	50,121
Payable to adviser (See Note 3)	19,358
Total liabilities	23,900,689
NET ASSETS	$89,902,731

NET ASSETS CONSISTS OF:
Paid-in capital	$81,674,716
Total distributable earnings	8,228,015
Total net assets	$89,902,731

Net assets	$89,902,731
Shares issued and outstanding (a)	989,146
Net asset value per share	$90.89

COST:
Investments in unaffiliated securities, at cost	$59,998,356
Investments in affiliated securities, at cost	$46,318,880

PROCEEDS:
Written options premium received	$25,073,583

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

ARIN TACTICAL TAIL RISK ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2026(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$4,352
Interest income	2,612
Total investment income	6,964

EXPENSES:
Investment advisory fee (See Note 3)	220,648
Interest expense	205
Total expenses	220,853
Expense reimbursement by adviser (See Note 3)	(144,244)
Net expenses	76,609
NET INVESTMENT INCOME (LOSS)	(69,645)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	1,713,392
Investments in affiliated securities	20,479
In-kind redemptions in unaffiliated securities	349,094
Written options	(2,457,970)
Net realized gain (loss)	(375,005)

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(447,798)
Investments in affiliated securities	455,917
Written options	1,242,373
Net change in unrealized appreciation (depreciation)	1,250,492
Net realized and unrealized gain (loss)	875,487
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$805,842

(a) Inception date of the Fund was October 27, 2025.

The accompanying notes are an integral part of these financial statements.

ARIN TACTICAL TAIL RISK ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended March 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(69,645)
Net realized gain (loss)	(375,005)
Net change in unrealized appreciation (depreciation)	1,250,492
Net increase (decrease) in net assets from operations	805,842

CAPITAL TRANSACTIONS:
Shares sold	36,120,017
Shares issued from reorganization (See Note 1)	54,798,774
Shares redeemed	(1,826,204)
ETF transaction fees (See Note 1)	4,302
Net increase (decrease) in net assets from capital transactions	89,096,889

NET INCREASE (DECREASE) IN NET ASSETS	89,902,731

NET ASSETS:
Beginning of the period	—
End of the period	$89,902,731

SHARES TRANSACTIONS
Shares sold	400,000
Shares issued from reorganization (See Note 1)	609,146
Shares redeemed	(20,000)
Total increase (decrease) in shares outstanding	989,146

(a)	Inception date of the Fund was October 27, 2025.

The accompanying notes are an integral part of these financial statements.

ARIN TACTICAL TAIL RISK ETF
FINANCIAL HIGHLIGHTS

Period ended March 31, 2026 (a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$89.96

INVESTMENT OPERATIONS:
Net investment loss (b)	(0.08)
Net realized and unrealized gain (loss) on investments (c)	1.01
Total from investment operations	0.93

ETF transaction fees per share	0.00 (d)
Net asset value, end of period	$90.89

TOTAL RETURN (e)	1.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$89,903
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment (f)(g)	0.63%
After expense reimbursement/recoupment (f)(g)	0.22%
Ratio of interest expense to average net assets (g)	0.00% (i)
Ratio of net investment income (loss) to average net assets (g)	(0.20)%
Portfolio turnover rate (e)(h)	0%

(a)	Inception date of the Fund was October 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Represents less than 0.005% of net assets.
The accompanying notes are an integral part of these financial statements.

ARIN TACTICAL TAIL RISK ETF

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Arin Tactical Tail Risk ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on October 27, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to maximize total return through a combination of capital appreciation and current income.

As part of the Fund’s commencement of operations on October 27, 2025, the Fund received an in-kind contribution from accounts managed by various investment advisers, which consisted of $54,798,774 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of October 27, 2025, was $43,376,601, resulting in net unrealized appreciation on investments of $7,422,173 as of that date. As a result of the in-kind contribution, the Fund issued 609,146 shares at a $89.96 per share net asset value.

Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”) (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is March 31, 2026, and the period covered by these Notes to Financial Statements is from October 27, 2025 to March 31, 2026 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale

ARIN TACTICAL TAIL RISK ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ARIN TACTICAL TAIL RISK ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Purchased Options	$—	$58,277,150	$—	$58,277,150
Exchange Traded Funds	54,196,970	—	—	54,196,970
Money Market Funds	1,273,408	—	—	1,273,408
Total Investments	$55,470,378	$58,277,150	$—	$113,747,528

Liabilities:
Investments:
Written Options	$—	$(23,831,210)	$—	$(23,831,210)
Total Investments	$—	$(23,831,210)	$—	$(23,831,210)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Options Contracts. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). The Fund’s portfolio includes several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

ARIN TACTICAL TAIL RISK ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Fund for the current fiscal period is as follows:

Equity Risk - Call and Put Options

Asset Derivatives	Liability Derivatives
Purchased Options, at Value	Written Options, at Value
$58,277,150	$23,831,210

The effects of derivative instruments on the Statement of Operations for the current fiscal period are as follows:

Equity Risk - Call and Put Options
Amount of Realized Gain/(Loss) on Derivatives Recognized in Income(a)
Purchased Options	Purchased Options In-Kind	Written Options	Written Options In-Kind	Totals
$1,713,392	$429,935	$(2,457,970)	$(80,841)	$(395,484)
(a) Realized gain (loss) on investments is included within the net realized (loss) on investments balance on the Statements of Operations.

ARIN TACTICAL TAIL RISK ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

Equity Risk - Call and Put Options
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income(a)
Purchased Options	Written Options
$(447,798)	$1,242,373
(a) Unrealized gain (loss) on investments is included within the change in net unrealized gain (loss) on investments balance on the Statements of Operations.

The average volume of derivative activity for the current fiscal period is as follows:

Purchased Options	Written Options
Average Monthly Notional Value	Average Monthly Notional Value
$881,977,103	$84,023,294

C.Short Sales. The Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on securities sold short on the Statement of Operations.

The Fund is required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments.

The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security. The expenses incurred on these transactions are shown as Dividends Expenses on the Statement of Operations.

In certain strategies, the Fund may use the cash proceeds from short sales to purchase additional long securities, thereby creating economic leverage in the portfolio. In such cases, the Fund may be considered to be borrowing against the value of its short positions. The Fund may incur additional financing costs if the Fund borrows to purchase additional long securities.

Short selling practices can amplify both gains and losses and are subject to risk management oversight and regulatory requirements under Rule 18f-4 of the Investment Company Act of 1940.

D.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their

ARIN TACTICAL TAIL RISK ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

E.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

G.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

ARIN TACTICAL TAIL RISK ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

H.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

I.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

J.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

K.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

L.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The Fund commenced operations on October 27, 2025; therefore, no reclassifications have been made yet.

M.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for

ARIN TACTICAL TAIL RISK ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.63% to the Adviser monthly based on average daily net assets. The Adviser has contractually agreed to waive receipt of its management fees to the extent necessary to offset any acquired fund fees and expenses relating to the Fund’s investment in the Alpha Architect Tail Risk ETF through January 31, 2027. This waiver agreement may be terminated early only with the consent of the Fund’s Board of Trustees.

Arin Risk Advisors, LLC, (the “Sub-Adviser”), serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$—	$1,078,200

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$—	$61,945,192

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – TRANSACTION WITH AFFILIATES

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded fund have the same investment adviser. The Fund had the following transactions with such affiliated funds during the current fiscal period:

Alpha Architect Tail Risk ETF
Value as of October 27, 2025 (a)(b)	$54,798,774
Additions	—
Reductions	(1,078,200)
Realized gain (loss)	20,479
Net change in unrealized appreciation (depreciation)	455,917
Value as of March 31, 2026	$54,196,970

ARIN TACTICAL TAIL RISK ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

Dividend (Interest) income	$—
Capital gain distributions from underlying funds	$—
Shares as of March 31, 2026	597,146

(a) Inception date of Fund.
(b) Market value and shares of securities as a result of a non-taxable exchange.

NOTE 6 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on July 18, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Arin Tactical Tail Risk ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”) and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Arin Risk Advisors, LLC (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser and the Board’s previous experience with the Sub-Adviser as the sub-adviser to other series of the Trust.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. However, the Board was presented with information regarding the performance of the Alpha Architect Tail Risk ETF, a fund the Sub-Adviser manages that utilizes a similar strategy as the Fund. The Board noted that Alpha Architect Tail Risk ETF had underperformed its broad-based benchmark for the one-year, three-year, five-year, and since-inception periods ended March 31, 2025, though such underperformance reflects such fund’s strategy during periods of strong growth in the equity market.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that the Fund’s proposed management fee and net expense ratio were higher than the average of the funds in the peer group. However, the Board noted that the peer group consisted of very few funds with a tail risk strategy, and consequently, the peer group may not be a useful comparison for evaluating the Fund. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. It was noted that the Sub-Adviser manages another ETF that follows a strategy similar to the Fund and is charged a management fee equal to that proposed for the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 1, 2026

By (Signature and Title)	/s/ Sean R. Hegarty
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	June 1, 2026